Provision for judicial and administrative proceedings (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Tax process	R$ 1,112,153	R$ 960,881	R$ 886,947
Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Tax process	473,391	429,951	R$ 399,288
Federal Taxes [Member] | Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Tax process	260,206	202,743
State Taxes [Member] | Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Tax process	130,816	145,436
Municipal Taxes [Member] | Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Tax process	8,550	7,626
Tim S A Proceedings Purchase Price Allocation [Member] | Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Tax process	R$ 73,819	R$ 74,146